Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) legal_accrual	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Litigation settlement income (loss)	[1]		$ 0.0	$ 0.0	$ 1,342.0
Violation Of Securities Law, Failure to Disclose Material Information [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				(400.0)
Accrual No Longer Deemed Probable [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ 130.0
Number of reversed legal accruals | legal_accrual				2
Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)			$ (784.6)
Neurontin [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ (610.0)
Effexor [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)				$ (56.0)
Venezuela [Member]
Loss Contingencies [Line Items]
Reduction in labor force, percentage		36.00%	36.00%

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.